INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

On December 31, 2021 and 2020, intangible asset consisted of the following:

	Useful life	December 31, 2021	December 31, 2020
Customer relations	3 - 5 years	$2,497,217	-
Non-compete agreement	5 years	150,000	-
		2,647,217	-
Less: accumulated amortization		(469,835)	-
		$2,177,382	$-

For the years ended December 31, 2021 and 2020, amortization of intangible assets amounted to $469,835 and $0, respectively.

Amortization of intangible assets attributable to future periods is as follows:

Year ending December 31:	Amount
2022	$579,237
2023	579,237
2024	459,940
2025	454,754
2026	104,214
$2,177,382